Related Party Transactions (Details) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jun. 28, 2024	Dec. 06, 2023	Jun. 01, 2021	Jul. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Updated principal amount		$ 253,529
Penalty charges		75,000
Received short-term proceeds						$ 242,000
Repayment amount						240,000		$ 111,314
Original balance paid								$ 25,280
Warrants expiry date								Sep. 25, 2028
Debt discount						$ 671,228	$ 432,934	$ 997,379	1,113,589
Loss on settlement of debt								$ (180,622)
Warrant [Member]
Related Party Transactions [Line Items]
Purchase of warrants (in Shares)						3,416		3,416
Common stock exercise price (in Dollars per share)						$ 37.5		$ 37.5
Promissory Note [Member]
Related Party Transactions [Line Items]
Interest rate				9.00%		9.00%		9.00%
Maturity date				Dec. 15, 2021		Dec. 31, 2025		Dec. 31, 2025
Monthly payment					$ 3,393
Owed amount						$ 118,358		$ 115,672
Convertible Promissory Note Unsecured [Member]
Related Party Transactions [Line Items]
Interest rate						12.00%		12.00%
Maturity date						Dec. 31, 2025		Dec. 31, 2025
Promissory note issued			$ 165,000
Monthly payment					$ 6,320
Owed amount						$ 251,671		$ 242,885
Received cash			150,000
Debt discount			$ 15,000
Accrues interest rate			12.00%
Original balance paid								$ 13,572
Convertible Promissory Note Secured [Member]
Related Party Transactions [Line Items]
Interest rate								18.00%
Maturity date								Mar. 25, 2025
Promissory note issued								$ 70,000
Accrues interest rate								18.00%
Remaining principal balance								$ 70,000
Accrued interest								9,623
Owed amount								0
Loss on settlement of debt								15,545
Convertible Promissory Note Secured [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Relative fair value								31,852
Related Party [Member]
Related Party Transactions [Line Items]
Updated principal amount	$ 136,346	$ 136,346
Chief Executive Officer [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Promissory note issued				$ 100,000
Chief Executive Officer [Member] | Convertible Promissory Note Secured [Member]
Related Party Transactions [Line Items]
Debt discount								$ 31,852
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock at a fixed conversion price (in Dollars per share)								$ 25
Common stock exercise price (in Dollars per share)								$ 37.5
Common Stock [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Purchase of warrants (in Shares)								2,800